Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2016
Allowance for doubtful accounts
Allowance for doubtful accounts

6. Allowance for doubtful accounts:

NIDEC estimates losses for uncollectible accounts based on historical experience and the evaluation of the likelihood of success in collecting specific customer receivables.

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	2014	2015	2016
Allowance for doubtful accounts at beginning of the year	¥1,375	¥1,593	¥1,295
Provision for doubtful accounts, net of reversal	366	(388)	336
Write-offs	(267)	(37)	(301)
Translation adjustment and other	119	127	(60)

Allowance for doubtful accounts at the end of the year	¥1,593	¥1,295	¥1,270